Financial Instruments - Additional Information (Details) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line Items]
Long-term debt	$ 7,156	$ 7,534
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 6,700	$ 6,900